LOANS RECEIVABLE, NET - Aging of past-due loans receivables (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Financing Receivable, Past Due [Line Items]
Loans receivables	¥ 285,582,658	$ 41,405,593	¥ 140,329,597
1 to 3 months past due
Financing Receivable, Past Due [Line Items]
Loans receivables	37,705,971	5,466,852	42,412,387
4 to 6 months past due
Financing Receivable, Past Due [Line Items]
Loans receivables	17,747,676	2,573,171	25,028,613
7 to 12 months past due
Financing Receivable, Past Due [Line Items]
Loans receivables	95,949,547	13,911,377	33,136,695
Over 1 year past due
Financing Receivable, Past Due [Line Items]
Loans receivables	¥ 134,179,464	$ 19,454,193	¥ 39,751,902